DEBT, NET - Schedule of Debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 11, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2018	Nov. 05, 2018
Debt Instrument [Line Items]
Debt		$ 740,080	$ 288,980
Less: Debt issuance costs		(21,456)	(10,507)
Total debt, net		718,624	278,473
Total debt due within one year		$ 0	25,000
Quarterly commitment fee rate		0.875%
DRP Revolver
Debt Instrument [Line Items]
Debt		$ 25,000			$ 25,000
Maturity Date		Nov. 05, 2024
EB-5 Loan Agreement
Debt Instrument [Line Items]
Debt		$ 26,100
Series 2020 Bonds
Debt Instrument [Line Items]
Debt		263,980
Series 2020 Bonds Due 2025
Debt Instrument [Line Items]
Stated Interest Rate	6.00%
Maturity Date	Jan. 01, 2025
Series 2021 Bonds
Debt Instrument [Line Items]
Debt		425,000
Total debt, net		425,000
Series 2021A Bonds Due 2050
Debt Instrument [Line Items]
Total debt, net		102,800
Series 2021B Bonds
Debt Instrument [Line Items]
Total debt, net		200,000
Loans payable
Debt Instrument [Line Items]
Debt		51,100	25,000
Total debt, net				$ 300
Loans payable | DRP Revolver
Debt Instrument [Line Items]
Debt		$ 25,000	25,000
Basis spread		2.75%
Maturity Date		Nov. 05, 2024
Loans payable | EB-5 Loan Agreement
Debt Instrument [Line Items]
Debt		$ 26,100	0
Stated Interest Rate		5.75%
Maturity Date		Jan. 25, 2026
Bonds payable
Debt Instrument [Line Items]
Debt		$ 688,980	263,980
Bonds payable | EB-5 Loan Agreement
Debt Instrument [Line Items]
Stated Interest Rate		5.75%
Bonds payable | Series 2020 Bonds
Debt Instrument [Line Items]
Debt		$ 263,980	263,980
Bonds payable | Series 2020 Bonds Due 2035
Debt Instrument [Line Items]
Stated Interest Rate		3.625%
Maturity Date		Jan. 01, 2035
Bonds payable | Series 2020 Bonds Due 2050
Debt Instrument [Line Items]
Stated Interest Rate		4.00%
Maturity Date		Jan. 01, 1950
Bonds payable | Series 2020 Bonds Due 2025
Debt Instrument [Line Items]
Stated Interest Rate		6.00%
Maturity Date		Jan. 01, 2025
Bonds payable | Series 2021 Bonds
Debt Instrument [Line Items]
Debt		$ 425,000	$ 0
Bonds payable | Series 2021A Bonds Due 2026 Through 2041
Debt Instrument [Line Items]
Stated Interest Rate		1.875%
Maturity Date		Jan. 01, 2026
Bonds payable | Series 2021A Bonds Due 2050
Debt Instrument [Line Items]
Stated Interest Rate		3.00%
Maturity Date		Jan. 01, 1950
Bonds payable | Series 2021B Bonds
Debt Instrument [Line Items]
Stated Interest Rate		4.10%
Maturity Date		Jan. 01, 2028
Eurodollar | Loans payable | DRP Revolver
Debt Instrument [Line Items]
Basis spread		3.75%